Schroder North American Equity Fund

Schedule of Investments
January 31, 2020 (unaudited)

Shares		Value $

	COMMON STOCK – 97.5%
	Canada – 1.0%
29,500	Canadian National Railway	2,756,736
4,400	Canadian Pacific Railway	1,168,823
134,800	Crew Energy (1)	44,818
23,800	Enerflex	181,998
12,300	Gildan Activewear	340,820
37,300	Husky Energy	242,673
23,300	Imperial Oil	552,481
33,000	Magna International Class A	1,672,941
85,900	Manulife Financial	1,673,343
13,100	Open Text	589,569
36,300	Teck Resources Class B	469,042
31,700	TransAlta Renewables	396,430
		10,089,674
	Israel – 0.5%
43,849	Check Point Software Technologies (1)	5,012,379

	United States – 96.0%
	Communication Services – 9.5%
12,549	Alphabet Class A (1)	17,979,956
12,476	Alphabet Class C (1)	17,893,453
12,000	AMC Networks Class A (1)	439,080
221,127	AT&T	8,318,798
108,500	Comcast Class A	4,686,115
24,000	Discovery Class A (1)	702,240
80,461	Facebook Class A (1)	16,245,881
50,700	Fox	1,879,956
5,000	Netflix (1)	1,725,450
66,998	Omnicom Group	5,045,619
184,630	Verizon Communications	10,974,407
37,715	ViacomCBS Class B	1,287,213
66,125	Walt Disney	9,145,749
		96,323,917
	Consumer Discretionary – 9.4%
14,206	Amazon.com (1)	28,535,877
1,900	AutoZone (1)	2,010,124
7,000	Best Buy	592,830
288	Booking Holdings (1)	527,198
16,994	BorgWarner	582,724
28,600	Buckle	698,126
30,400	Capri Holdings (1)	910,784
10,914	Carnival	475,086
9,871	Choice Hotels International	989,074
152,166	eBay	5,106,691
24,400	Foot Locker	926,468
20,000	GameStop Class A (1)	76,800
24,600	Gap	428,286
36,318	Garmin	3,521,030
25,500	General Motors	851,445
79,400	Gentex	2,363,738
198,652	H&R Block	4,608,726
12,600	Hasbro	1,283,562
45,493	Home Depot	10,376,953

Shares		Value $

3,628	Kontoor Brands	138,372
11,632	Lear	1,432,830
7,400	Lowe's	860,176
22,400	MasterCraft Boat Holdings (1)	393,568
33,181	McDonald's	7,099,739
7,480	Meritage Homes (1)	530,781
39,300	Michaels (1)	193,749
58,659	Nike Class B	5,648,862
350	NVR (1)	1,335,940
1,897	O'Reilly Automotive (1)	770,372
13,292	PulteGroup	593,488
22,500	Ross Stores	2,524,275
3,740	Stamps.com (1)	278,593
29,070	Starbucks	2,466,008
16,200	Tapestry	417,474
54,800	TJX	3,235,392
25,400	VF	2,107,438
5,300	Whirlpool	774,701
		95,667,280
	Consumer Staples – 8.3%
74,014	Altria Group	3,517,886
11,900	Brown-Forman Class B	804,916
46,700	Church & Dwight	3,466,074
20,467	Clorox	3,219,664
198,616	Coca-Cola	11,599,174
75,875	Colgate-Palmolive	5,598,057
1,300	Costco Wholesale	397,176
3,214	Estee Lauder Class A	627,244
26,200	Hershey	4,065,454
33,882	Hormel Foods	1,601,263
10,600	Ingredion	932,800
48,000	Kimberly-Clark	6,875,520
24,200	Lamb Weston Holdings	2,209,702
6,200	Lancaster Colony	958,830
33,433	Monster Beverage (1)	2,226,638
81,020	PepsiCo	11,506,460
64,891	Philip Morris International	5,366,486
129,961	Procter & Gamble	16,195,740
15,900	Walgreens Boots Alliance	808,515
20,723	Walmart	2,372,576
1,900	WD-40	354,958
		84,705,133
	Energy – 3.1%
46,300	Cabot Oil & Gas	652,367
90,200	Callon Petroleum (1)	270,600
68,163	Chevron	7,302,984
62,500	ConocoPhillips	3,714,375
91,300	Diamond Offshore Drilling (1)	422,719
8,500	Diamondback Energy	632,400
18,800	EOG Resources	1,370,708
154,890	ExxonMobil	9,621,767
61,100	Gulfport Energy (1)	94,705
18,000	HollyFrontier	808,560
33,800	Marathon Petroleum	1,842,100
99,000	Northern Oil and Gas (1)	164,340
21,700	Phillips 66	1,982,729
27,129	Valero Energy	2,287,246

Schroder North American Equity Fund

Schedule of Investments
January 31, 2020 (unaudited)

Shares		Value $

26,300	Whiting Petroleum (1)	119,402
		31,287,002
	Financials – 12.7%
20,200	Affiliated Managers Group	1,612,970
123,564	Aflac	6,372,195
11,500	American Equity Investment Life Holding	303,715
9,627	American Express	1,250,258
43,300	American Financial Group	4,710,607
17,100	American International Group	859,446
3,800	American National Insurance	418,608
14,190	Ameriprise Financial	2,347,168
10,597	Assured Guaranty	485,767
16,600	Athene Holding Class A (1)	723,096
239,250	Bank of America	7,854,577
57,200	Berkshire Hathaway Class B (1)	12,837,396
1,700	BlackRock Class A	896,495
32,985	Capital One Financial	3,291,903
7,991	CBOE Holdings	984,651
97,342	Citigroup	7,243,218
16,600	Eaton Vance	759,450
7,480	FactSet Research Systems	2,140,103
37,700	Federated Investors Class B	1,365,871
27,688	Fidelity National Information Services	3,977,658
17,925	First American Financial	1,110,992
1,100	First Citizens BancShares Class A	579,502
4,800	First Interstate BancSystem Class A	184,800
72,000	Franklin Resources	1,821,600
16,433	Goldman Sachs Group	3,906,946
10,500	International Bancshares	413,700
50,000	Invesco	865,000
23,688	Jefferies Financial Group	512,608
130,191	JPMorgan Chase	17,232,081
30,939	Lincoln National	1,685,557
19,400	Loews	998,130
56,200	MetLife	2,793,702
43,351	Morgan Stanley	2,265,523
29,981	PNC Financial Services Group	4,453,678
5,100	Popular	285,396
57,800	Principal Financial Group	3,060,510
31,443	Prosperity Bancshares	2,207,299
17,700	Prudential Financial	1,611,762
24,800	Raymond James Financial	2,267,464
5,500	S&P Global	1,615,515
31,701	Sterling Bancorp	634,020
95,403	Synchrony Financial	3,092,011
28,360	T. Rowe Price Group	3,786,911
42,500	Truist Financial	2,191,725
23,861	U.S. Bancorp	1,269,882
73,400	Unum Group	1,959,046
112,554	Wells Fargo	5,283,285
		128,523,797
	Healthcare – 15.2%
41,300	Abbott Laboratories	3,598,882
108,981	AbbVie	8,829,640
17,700	Alexion Pharmaceuticals (1)	1,759,203
3,100	Allergan	578,584
44,482	Amgen	9,610,336

Shares		Value $

10,597	Arena Pharmaceuticals (1)	484,177
28,300	Baxter International	2,524,926
15,662	Biogen (1)	4,210,729
136,171	Bristol-Myers Squibb	8,571,964
10,068	Cerner	723,184
4,000	Cooper	1,387,560
32,100	Danaher	5,163,927
5,679	Edwards Lifesciences (1)	1,248,585
54,261	Eli Lilly	7,577,006
75,388	Gilead Sciences	4,764,522
5,400	Idexx Laboratories (1)	1,463,454
9,500	Jazz Pharmaceuticals (1)	1,361,825
134,784	Johnson & Johnson	20,065,294
6,700	McKesson	955,487
21,700	MEDNAX (1)	500,619
87,034	Medtronic	10,047,205
156,459	Merck	13,367,857
1,851	Mettler-Toledo International (1)	1,401,540
95,700	Mylan (1)	2,049,894
324,747	Pfizer	12,093,578
10,687	Premier Class A (1)	371,587
22,411	Quest Diagnostics	2,480,225
6,924	STERIS	1,043,377
24,212	Stryker	5,101,468
18,395	Thermo Fisher Scientific	5,761,130
38,220	UnitedHealth Group	10,413,039
15,664	Varian Medical Systems (1)	2,201,889
12,308	Waters (1)	2,754,407
2,800	West Pharmaceutical Services	436,660
		154,903,760
	Industrials – 10.3%
44,021	3M	6,984,372
24,300	Allegion	3,142,476
49,300	Allison Transmission Holdings Class A	2,179,060
36,600	AMETEK	3,555,690
6,956	Boeing	2,213,886
11,900	Brady Class A	658,903
9,350	Carlisle	1,460,750
24,400	Caterpillar	3,204,940
32,216	CH Robinson Worldwide	2,326,640
10,663	Cintas	2,974,657
15,000	Copart (1)	1,521,900
4,000	CSW Industrials	303,520
22,049	Cummins	3,527,179
26,900	Delta Air Lines	1,499,406
27,100	Deluxe	1,306,220
14,100	Donaldson	731,085
32,222	Dover	3,668,475
26,100	Eaton	2,465,667
48,971	Emerson Electric	3,507,793
9,600	Ennis	200,256
42,500	Expeditors International of Washington	3,104,200
98,323	Fastenal	3,429,506
12,339	Graco	655,818
41,600	GrafTech International	446,368
28,991	Honeywell International	5,021,821
28,896	Hubbell Class B	4,138,774

Schroder North American Equity Fund

Schedule of Investments
January 31, 2020 (unaudited)

Shares		Value $

9,932	IDEX	1,627,358
22,400	Illinois Tool Works	3,919,552
21,700	Landstar System	2,403,275
5,984	Lincoln Electric Holdings	533,653
8,727	MasTec (1)	503,984
3,400	MSA Safety	461,040
19,600	MSC Industrial Direct Class A	1,334,172
8,578	Norfolk Southern	1,786,025
2,500	Old Dominion Freight Line	490,575
9,200	Parker Hannifin	1,800,348
10,500	Regal-Beloit	823,830
27,408	Robert Half International	1,594,323
7,495	Roper Technologies	2,860,542
28,100	Snap-on	4,485,603
28,222	Toro	2,258,324
37,500	Union Pacific	6,728,250
11,095	United Technologies	1,666,469
15,000	Verisk Analytics Class A	2,437,050
22,100	Waste Management	2,689,570
		104,633,305
	Information Technology – 23.5%
23,052	Accenture Class A	4,730,501
10,800	Adobe (1)	3,792,312
65,619	Amdocs	4,721,287
18,200	Amphenol Class A	1,810,354
11,105	Analog Devices	1,218,774
4,936	ANSYS (1)	1,354,093
153,373	Apple	47,470,477
31,400	Automatic Data Processing	5,381,646
7,200	Broadcom	2,197,152
26,800	Broadridge Financial Solutions	3,193,220
254,885	Cisco Systems	11,717,063
11,329	Citrix Systems	1,373,301
62,523	Cognizant Technology Solutions Class A	3,837,662
20,900	DXC Technology	666,292
32,100	Fiserv (1)	3,807,381
104,800	HP	2,234,336
229,974	Intel	14,702,238
68,194	International Business Machines	9,801,524
14,100	Intuit	3,953,358
12,040	Jack Henry & Associates	1,800,462
7,900	Lam Research	2,355,859
25,656	Mastercard Class A	8,105,757
40,600	Maxim Integrated Products	2,440,872
300,152	Microsoft	51,094,875
6,600	NVIDIA	1,560,438
180,564	Oracle	9,470,582
45,134	Paychex	3,871,143
40,700	PayPal Holdings (1)	4,635,323
9,351	Progress Software	422,011
12,277	QUALCOMM	1,047,351
9,400	salesforce.com (1)	1,713,714
52,385	Texas Instruments	6,320,250
62,355	Visa Class A	12,406,774
80,747	Western Union	2,172,094
8,021	Xilinx	677,614

Shares		Value $

17,300	Xperi	278,357
		238,336,447
	Materials – 1.2%
5,161	Air Products & Chemicals	1,231,982
14,839	Celanese Class A	1,535,837
6,400	Eastman Chemical	456,128
9,073	Ecolab	1,779,306
27,859	LyondellBasell Industries Class A	2,169,102
15,400	Packaging Corp. of America	1,474,550
8,290	PPG Industries	993,474
14,961	Reliance Steel & Aluminum	1,717,523
13,900	Steel Dynamics	415,332
		11,773,234
	Real Estate – 1.9%
117,600	Apple Hospitality REIT	1,766,352
5,700	Essex Property Trust REIT	1,765,632
24,061	Highwoods Properties REIT	1,205,697
127,800	Host Hotels & Resorts REIT	2,088,252
49,400	Kimco Realty REIT	941,070
9,319	LTC Properties REIT	430,165
6,857	National Health Investors REIT	578,594
32,800	Newmark Group Class A	386,056
11,200	Omega Healthcare Investors REIT	469,840
2,600	PS Business Parks REIT	435,656
12,500	Public Storage REIT	2,797,000
35,700	Regency Centers REIT	2,214,828
31,100	RLJ Lodging Trust REIT	483,916
21,800	Simon Property Group REIT	2,902,670
25,700	Weingarten Realty Investors REIT	747,870
		19,213,598
	Utilities – 0.9%
28,000	AES	556,080
3,700	Ameren	303,585
3,700	American Electric Power	385,614
3,600	American Water Works	490,320
18,000	Centerpoint Energy	476,640
13,199	Consolidated Edison	1,240,706
6,000	Dominion Resources	514,500
2,300	DTE Energy	305,003
40,300	Exelon	1,917,877
8,200	NextEra Energy	2,199,240
27,200	PPL	984,368
		9,373,933
	Total United States	974,741,406
	TOTAL COMMON STOCK
	(Cost $602,885,096)	989,843,459
	TOTAL INVESTMENTS IN SECURITIES – 97.5%
	(Cost $602,885,096)	989,843,459
	OTHER ASSETS LESS LIABILITIES – 2.5%	25,816,280
	NET ASSETS – 100%	$1,015,659,739

(1)	Denotes non-income producing security.

Schroder North American Equity Fund

Schedule of Investments
January 31, 2020 (unaudited)

The open futures contracts held by the Fund at January 31, 2020, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
S&P 500 Index E-MINI	102	Mar-2020	$16,419,450	$16,442,400	$22,950

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2020, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation
Bank of America	02/19/20	CAD	11,943,635	USD	9,182,665	$157,962

CAD — Canadian Dollar
REIT — Real Estate Investment Trust
S&P — Standard & Poor's
USD — United States Dollar

The following is a summary of the inputs used as of January 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities(1)(2)	Level 1	Level 2	Level 3	Total
Common Stock	$989,843,459	$—	$—	$989,843,459
Total Investments in Securities	$989,843,459	$—	$—	$989,843,459

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$22,950	$—	$—	$22,950
Forwards — Unrealized Appreciation	—	157,962	—	157,962
Total Other Financial Instruments	$22,950	$157,962	$—	$180,912

(1)	For the period ended January 31, 2020, there were no transfers in or out of Level 3.

(2)	All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCH-QH-002-0700

Schroder Core Bond Fund

Schedule of Investments
January 31, 2020 (unaudited)

Principal Amount ($)		Value $
	CORPORATE OBLIGATIONS – 35.9%
	Communication Services – 3.2%
	AT&T
97,000	4.500%, 05/15/35	111,634
100,000	4.300%, 02/15/30	113,108
250,000	3.400%, 05/15/25	265,262
229,000	3.000%, 06/30/22	234,709
	Comcast
95,000	4.700%, 10/15/48	122,019
221,000	3.950%, 10/15/25	244,336
245,000	2.650%, 02/01/30	252,649
	Discovery Communications LLC
235,000	2.950%, 03/20/23	241,720
	Verizon Communications
137,000	4.329%, 09/21/28	158,469
160,000	4.016%, 12/03/29	181,867
153,000	3.010%, VAR ICE LIBOR USD 3 Month+1.100%, 05/15/25	157,486
	Vodafone Group
227,000	2.833%, VAR ICE LIBOR USD 3 Month+0.990%, 01/16/24	230,071
		2,313,330
	Consumer Discretionary – 0.5%
	AutoNation
59,000	4.500%, 10/01/25	64,583
	Cox Communications (1)
227,000	3.150%, 08/15/24	237,469
	Magna International
71,000	4.150%, 10/01/25	78,414
		380,466
	Consumer Staples – 2.3%
	Altria Group
247,000	4.800%, 02/14/29	279,946
11,000	4.400%, 02/14/26	12,151
	Anheuser-Busch InBev Worldwide
292,000	4.150%, 01/23/25	322,060
	BAT Capital
56,000	3.222%, 08/15/24	58,218
	CVS Health
136,000	5.050%, 03/25/48	164,851
	PepsiCo
320,000	2.625%, 07/29/29	334,977
	Reynolds American
21,000	5.850%, 08/15/45	25,016
33,000	5.700%, 08/15/35	39,474
	RJ Reynolds Tobacco
401,000	3.750%, 05/20/23	410,016
	Tyson Foods
7,000	3.550%, 06/02/27	7,576
		1,654,285
	Energy – 3.4%
	Apache
319,000	4.375%, 10/15/28	338,145

Principal Amount ($)		Value $
	BP Capital Markets
96,000	2.500%, 11/06/22	98,053
	Enbridge
91,000	4.250%, 12/01/26	101,931
	Energy Transfer Partners
176,000	5.250%, 04/15/29	199,352
355,000	3.600%, 02/01/23	367,347
	Enterprise Products Operating LLC
238,000	4.200%, 01/31/50	256,329
	EOG Resources
183,000	2.625%, 03/15/23	187,617
	EQT
222,000	3.900%, 10/01/27	177,467
49,000	3.000%, 10/01/22	47,197
	MPLX
188,000	4.500%, 04/15/38	194,252
	Noble Energy
142,000	3.850%, 01/15/28	150,024
	Phillips 66 Partners
135,000	3.750%, 03/01/28	143,556
186,000	3.605%, 02/15/25	196,173
		2,457,443
	Financials – 15.1%
	Aflac
2,000	6.450%, 08/15/40	2,873
	American International Group
303,000	3.900%, 04/01/26	329,898
181,000	3.300%, 03/01/21	183,823
	AXA Equitable Holdings
202,000	5.000%, 04/20/48	232,357
	Bank of America
10,000	5.875%, 01/05/21	10,376
464,000	3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/23	477,935
	Bank of America MTN
632,000	3.500%, 04/19/26	681,982
493,000	3.248%, 10/21/27	524,350
	Bank of Ireland Group (1)
245,000	4.500%, 11/25/23	263,519
	Bank of New York Mellon MTN
284,000	1.950%, 08/23/22	286,339
	Barclays
200,000	4.337%, 01/10/28	220,823
	Capital One Financial
58,000	3.750%, 03/09/27	62,862
250,000	2.150%, 09/06/22	251,942
	Citigroup
1,130,000	3.200%, 10/21/26	1,196,537
9,000	2.700%, 03/30/21	9,107
	Cooperatieve Rabobank UA MTN
389,000	3.875%, 02/08/22	405,860
	Credit Suisse Group (1)
272,000	3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/29	295,911

Schroder Core Bond Fund

Schedule of Investments
January 31, 2020 (unaudited)

Principal Amount ($)		Value $
	Fifth Third Bancorp
264,000	3.650%, 01/25/24	280,879
288,000	2.375%, 01/28/25	293,843
	GE Capital International Funding Unlimited Co
325,000	3.373%, 11/15/25	344,764
	Goldman Sachs Group
121,000	4.750%, 10/21/45	154,146
303,000	3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/29	333,296
120,000	3.500%, 11/16/26	128,194
64,000	2.625%, 04/25/21	64,623
	HCP
104,000	3.250%, 07/15/26	110,189
	HSBC Holdings
535,000	2.633%, VAR ICE LIBOR USD 3 Month+1.140%, 11/07/25	543,968
	JPMorgan Chase
426,000	4.625%, 05/10/21	441,694
50,000	4.500%, 01/24/22	52,674
174,000	2.950%, 10/01/26	182,918
	Lloyds Banking Group
325,000	2.438%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.000%, 02/05/26	327,159
	Moody's
119,000	4.875%, 02/15/24	131,795
	Morgan Stanley
397,000	3.625%, 01/20/27	430,723
	Morgan Stanley MTN
543,000	2.750%, 05/19/22	554,598
169,000	2.500%, 04/21/21	170,641
	US Bancorp MTN
262,000	2.625%, 01/24/22	266,875
	Wells Fargo MTN
296,000	2.879%, VAR ICE LIBOR USD 3 Month+1.170%, 10/30/30	305,269
	Wells Fargo
281,000	3.000%, 04/22/26	293,692
		10,848,434
	Healthcare – 5.0%
	Abbott Laboratories
494,000	3.400%, 11/30/23	525,032
	AbbVie
143,000	4.050%, 11/21/39 (1)	155,596
274,000	3.600%, 05/14/25	292,848
28,000	3.200%, 11/06/22	28,911
346,000	3.200%, 11/21/29 (1)	359,316
	Aetna
299,000	2.800%, 06/15/23	307,088
	Allergan Funding SCS
143,000	3.850%, 06/15/24	152,470
140,000	3.800%, 03/15/25	150,323
88,000	3.450%, 03/15/22	90,587

Principal Amount ($)		Value $
	Anthem
15,000	4.101%, 03/01/28	16,583
	Bayer US Finance II LLC (1)
487,000	3.875%, 12/15/23	520,129
	Becton Dickinson
153,000	3.734%, 12/15/24	164,236
	Cardinal Health
82,000	3.079%, 06/15/24	85,050
	CommonSpirit Health
115,000	3.347%, 10/01/29	119,498
	Merck
257,000	2.750%, 02/10/25	269,703
	UnitedHealth Group
325,000	3.875%, 12/15/28	365,802
		3,603,172
	Industrials – 0.8%
	Air Lease
164,000	2.250%, 01/15/23	165,413
	Lockheed Martin
18,000	3.550%, 01/15/26	19,644
	Rockwell Collins
257,000	3.200%, 03/15/24	271,146
	United Technologies
105,000	3.950%, 08/16/25	115,871
		572,074
	Information Technology – 1.9%
	Microsoft
201,000	4.100%, 02/06/37	243,075
663,000	2.400%, 08/08/26	687,421
	salesforce.com
406,000	3.700%, 04/11/28	453,968
		1,384,464
	Real Estate – 3.1%
	American Tower REIT
282,000	3.700%, 10/15/49	293,962
318,000	3.300%, 02/15/21	322,371
185,000	2.400%, 03/15/25	187,427
	Boston Properties REIT
425,000	3.400%, 06/21/29	457,776
	Crown Castle International REIT
8,000	3.800%, 02/15/28	8,716
75,000	3.200%, 09/01/24	78,730
	ERP Operating REIT
351,000	3.000%, 07/01/29	372,829
	Simon Property Group REIT
237,000	2.000%, 09/13/24	238,828
	Ventas Realty REIT
250,000	3.125%, 06/15/23	258,471
		2,219,110
	Utilities – 0.6%
	Exelon
31,000	2.450%, 04/15/21	31,210

Schroder Core Bond Fund

Schedule of Investments
January 31, 2020 (unaudited)

Principal Amount ($)		Value $
	Southern
403,000	2.950%, 07/01/23	417,017
		448,227
	TOTAL CORPORATE OBLIGATIONS
	(Cost $24,497,345)	25,881,005

	U.S. TREASURY OBLIGATIONS – 30.9%
	United States Treasury Bill (2)
755,000	1.509%, 04/30/20	752,226
	United States Treasury Bonds
999,100	4.625%, 02/15/40	1,464,306
1,507,600	4.500%, 02/15/36	2,097,036
7,400	4.375%, 05/15/40	10,535
620,200	3.375%, 11/15/48	805,776
43,000	3.125%, 05/15/48	53,291
799,000	3.000%, 05/15/47	964,075
540,000	3.000%, 08/15/48	655,467
125,300	2.875%, 05/15/43	145,666
369,000	2.750%, 08/15/47	426,008
238,900	2.750%, 11/15/47	275,995
159,000	2.500%, 02/15/46	174,149
767,000	2.375%, 11/15/49	829,379
1,231,000	2.250%, 08/15/49	1,295,916
	United States Treasury Notes
6,100	2.625%, 02/15/29	6,678
566,000	2.500%, 02/28/21	571,970
207,000	2.375%, 05/15/29	222,501
1,803,000	1.750%, 12/31/26	1,840,609
112,000	1.750%, 11/15/29	114,332
42,000	1.625%, 12/15/22	42,372
277,800	1.625%, 08/15/29	280,502
3,170,000	1.500%, 11/30/21	3,178,173
3,647,000	1.500%, 08/15/22	3,663,383
2,377,900	1.500%, 09/30/24	2,396,384
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $21,264,246)	22,266,729

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS – 25.8%
	Federal Home Loan Mortgage Corporation – 6.9%
	FHLMC
1,104,954	4.500%, 08/01/48	1,169,486
392,576	4.500%, 09/01/48	416,317
478,744	4.500%, 12/01/48	506,350
700,778	4.000%, 11/01/48	735,727
607,477	4.000%, 01/01/49	634,954
794,800	3.500%, 11/01/49	821,326
	FHLMC Multifamily Structured Pass Through Certificates, Series K081, Class A2
630,000	3.900%, 08/25/28 (3)	726,267
		5,010,427

Principal Amount ($)		Value $

	Federal National Mortgage Association – 16.9%
	FNMA
178,883	4.500%, 12/01/47	189,785
374,828	4.500%, 08/01/48	397,805
628,798	4.500%, 10/01/48	666,320
875,119	4.500%, 11/01/48	926,338
960,598	4.000%, 12/01/47	1,010,891
60,969	4.000%, 12/01/48	63,714
1,118,729	4.000%, 08/01/49	1,168,939
1,819,955	3.500%, 11/01/47	1,893,539
205,066	3.500%, 12/01/47	213,783
1,296,406	3.500%, 01/01/48	1,350,948
835,616	3.500%, 11/01/48	861,235
796,394	3.500%, 08/01/49	822,399
1,269,000	3.500%, 02/01/50	1,314,869
1,310,000	3.000%, 02/01/50	1,340,196
		12,220,761
	Government National Mortgage Association – 2.0%
	GNMA
553,934	5.000%, 08/20/48	590,845
386,230	5.000%, 10/20/48	408,467
319,827	4.500%, 10/20/48	337,662
72,083	4.000%, 05/20/49	74,713
		1,411,687
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	(Cost $18,309,652)	18,642,875

	COMMERCIAL MORTGAGE-BACKED OBLIGATIONS – 3.1%
	BANK, Series BN25, Class A5
938,630	2.649%, 01/15/63	970,817
	Benchmark Mortgage Trust, Series B8, Class A5
550,000	4.232%, 01/15/52	638,122
	BX Commercial Mortgage Trust, Series 2018-IND, Class B (1)
164,500	2.576%, VAR ICE LIBOR USD 1 Month+0.900%, 11/15/35	164,500
	BX Commercial Mortgage Trust, Series 2018-IND, Class C (1)
98,000	2.776%, VAR ICE LIBOR USD 1 Month+1.100%, 11/15/35	98,031
	COMM Mortgage Trust, Series COR3, Class A3
340,000	4.228%, 05/10/51	389,938
	TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS
	(Cost $2,245,427)	2,261,408

Schroder Core Bond Fund

Schedule of Investments
January 31, 2020 (unaudited)

Principal Amount ($)		Value $

	TAXABLE MUNICIPAL BONDS – 2.0%
	California – 0.5%
	State Health Facilities Financing Authority RB
145,000	2.864%, 06/01/31	152,037
110,000	2.704%, 06/01/30	114,639
70,000	2.584%, 06/01/29	72,797
		339,473
	New Jersey – 0.2%
	State Economic Development Authority RB, Series A, NATL
115,000	7.425%, 02/15/29	149,402

	Ohio – 1.3%
	JobsOhio Beverage System RB, Series A
265,000	2.833%, 01/01/38	271,524
	Northeast Ohio Regional Sewer District RB
210,000	3.200%, 11/15/44	214,889
	State Turnpike & Infrastructure Commission RB
430,000	3.216%, 02/15/48	434,636
		921,049
	TOTAL TAXABLE MUNICIPAL BONDS
	(Cost $1,371,189)	1,409,924

	COLLATERALIZED MORTGAGE OBLIGATIONS – 1.7%
	JPMorgan Mortgage Trust, Series 2015-6, Class A5 (1) (3)
519,044	3.500%, 10/25/45	523,836
	JPMorgan Mortgage Trust, Series 2017-1, Class A4 (1) (3)
553,183	3.500%, 01/25/47	560,783
	JPMorgan Mortgage Trust, Series 2018-8, Class A15 (1) (3)
149,303	4.000%, 01/25/49	149,468
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $1,216,480)	1,234,087
	TOTAL INVESTMENTS IN SECURITIES – 99.4%
	(Cost $68,904,339)	71,696,028
	OTHER ASSETS LESS LIABILITIES – 0.6%	440,166
	NET ASSETS – 100%	$72,136,194

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration normally to qualified institutions.  On January 31, 2020, the value of these securities amounted to $3,328,558, representing 4.6% of the net assets of the Fund.

(2)	Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Corporation
MTN — Medium Term Note
NATL — National Public Finance Guarantee Corporation
RB — Revenue Bond
REIT — Real Estate Investment Trust
USD — United States Dollar
VAR — Variable Rate

Schroder Core Bond Fund

Schedule of Investments
January 31, 2020 (unaudited)

The following is a summary of the inputs used as of January 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$25,881,005	$—	$25,881,005
U.S. Treasury Obligations	—	22,266,729	—	22,266,729
U.S. Government Mortgage-Backed Obligations	—	18,642,875	—	18,642,875
Commercial Mortgage-Backed Obligations	—	2,261,408	—	2,261,408
Taxable Municipal Bonds	—	1,409,924	—	1,409,924
Collateralized Mortgage Obligations	—	1,234,087	—	1,234,087
Total Investments in Securities	$—	$71,696,028	$—	$71,696,028

(1)	For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
January 31, 2020 (unaudited)

Principal Amount ($)		Value $

	U.S. TREASURY OBLIGATIONS – 48.0%
	United States Treasury Bill (1)
244,000	1.509%, 04/30/20	243,103
	United States Treasury Bonds
3,359,700	4.625%, 02/15/40	4,924,060
5,211,900	4.500%, 02/15/36	7,249,631
834,000	4.500%, 08/15/39	1,200,015
164,000	4.375%, 11/15/39	232,957
2,484,400	4.375%, 05/15/40	3,536,970
411,000	3.375%, 11/15/48	533,979
1,756,000	3.125%, 05/15/48	2,176,274
2,541,900	3.000%, 11/15/45	3,040,947
143,100	3.000%, 05/15/47	172,665
3,098,000	3.000%, 08/15/48	3,760,439
11,378,100	2.875%, 05/15/43	13,227,486
7,459,600	2.750%, 08/15/47	8,612,050
3,487,700	2.750%, 11/15/47	4,029,247
3,037,000	2.677%, 05/15/48 (1)(2)	1,698,203
2,963,000	2.375%, 11/15/49	3,203,975
818,000	2.250%, 08/15/49	861,137
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $50,705,774)	58,703,138

	CORPORATE OBLIGATIONS – 41.5%
	Communication Services – 5.8%
	AT&T
775,000	4.500%, 05/15/35	891,923
1,068,000	4.500%, 03/09/48	1,203,435
	Comcast
1,306,000	4.700%, 10/15/48	1,677,443
70,000	3.969%, 11/01/47	80,252
335,000	3.450%, 02/01/50	359,779
	Discovery Communications
262,000	5.300%, 05/15/49	313,001
183,000	4.125%, 05/15/29	199,959
	Fox (2)
311,000	5.476%, 01/25/39	393,490
	Verizon Communications
897,000	5.250%, 03/16/37	1,165,453
	Vodafone Group
425,000	5.000%, 05/30/38	511,187
	Walt Disney
245,000	4.750%, 09/15/44	319,468
		7,115,390
	Consumer Discretionary – 1.3%
	Cox Communications (3)
147,000	4.600%, 08/15/47	171,675
	Home Depot
805,000	2.950%, 06/15/29	857,010
	McDonald's MTN
426,000	4.875%, 12/09/45	542,463
		1,571,148

Principal Amount ($)		Value $

	Consumer Staples – 5.6%
	Altria Group
659,000	5.375%, 01/31/44	767,752
	Anheuser-Busch
969,000	4.900%, 02/01/46	1,204,293
	Anheuser-Busch InBev Worldwide
238,000	4.900%, 01/23/31	289,476
	BAT Capital
539,000	4.540%, 08/15/47	557,203
	CVS Health
259,000	5.125%, 07/20/45	312,232
766,000	5.050%, 03/25/48	928,501
	Georgetown University
477,000	5.215%, 10/01/18	648,178
	Molson Coors Brewing
365,000	4.200%, 07/15/46	375,320
	Reynolds American
140,000	8.125%, 05/01/40	192,662
327,000	5.850%, 08/15/45	389,536
	Walmart
923,000	3.950%, 06/28/38	1,104,336
32,000	3.625%, 12/15/47	36,566
		6,806,055
	Energy – 7.0%
	Apache
1,322,000	4.250%, 01/15/30	1,390,504
	Enbridge
254,000	5.500%, 12/01/46	332,929
	Energy Transfer Operating
432,000	5.250%, 04/15/29	489,318
	Energy Transfer Partners
69,000	6.500%, 02/01/42	83,465
	Enterprise Products Operating LLC
202,000	5.100%, 02/15/45	241,954
662,000	4.250%, 02/15/48	721,583
157,000	4.200%, 01/31/50	169,091
	Halliburton
180,000	5.000%, 11/15/45	206,854
	Marathon Petroleum
228,000	4.750%, 09/15/44	255,975
	MidAmerican Energy
354,000	4.250%, 07/15/49	439,440
	MPLX
820,000	4.700%, 04/15/48	843,025
	Noble Energy
597,000	5.050%, 11/15/44	652,397
	Phillips 66 Partners
361,000	4.680%, 02/15/45	396,593
	Plains All American Pipeline
581,000	3.550%, 12/15/29	577,776
	Shell International Finance BV
325,000	4.000%, 05/10/46	380,633

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
January 31, 2020 (unaudited)

Principal Amount ($)		Value $

	Suncor Energy
620,000	6.500%, 06/15/38	872,422
	Sunoco Logistics Partners Operations
421,000	5.400%, 10/01/47	455,596
		8,509,555
	Financials – 7.3%
	Aflac
150,000	6.450%, 08/15/40	215,459
	American International Group
227,000	4.375%, 01/15/55	258,158
	AXA Equitable Holdings
1,439,000	5.000%, 04/20/48	1,655,254
	Bank of America MTN
691,000	5.000%, 01/21/44	919,393
159,000	4.443%, VAR ICE LIBOR USD 3 Month+1.990%, 01/20/48	199,304
	Bank of America
574,000	6.000%, 10/15/36	803,013
	Citigroup
815,000	4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/48	1,006,363
405,000	3.200%, 10/21/26	428,847
	HSBC Holdings
356,000	4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/29	406,532
790,000	3.973%, VAR ICE LIBOR USD 3 Month+1.610%, 05/22/30	868,829
	JPMorgan Chase
295,000	5.600%, 07/15/41	417,012
151,000	4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/48	184,852
	Morgan Stanley MTN
338,000	4.300%, 01/27/45	414,191
	Prudential Financial
204,000	3.935%, 12/07/49	231,923
	Unum Group
98,000	5.750%, 08/15/42	114,134
265,000	4.000%, 06/15/29	288,296
	Wells Fargo
487,000	3.900%, 05/01/45	570,622
		8,982,182
	Healthcare – 1.8%
	AbbVie (3)
548,000	4.250%, 11/21/49	595,585
	Amgen
170,000	4.663%, 06/15/51	205,634
	Anthem
330,000	4.625%, 05/15/42	383,748
	Bayer US Finance II (3)
185,000	4.700%, 07/15/64	197,715
	Cigna
207,000	4.900%, 12/15/48	252,930

Principal Amount ($)		Value $

	CommonSpirit Health
265,000	4.187%, 10/01/49	284,687
	UnitedHealth Group
201,000	4.450%, 12/15/48	244,502
		2,164,801
	Industrials – 2.0%
	Burlington Northern Santa Fe
207,000	4.900%, 04/01/44	268,872
569,000	4.150%, 04/01/45	672,051
33,000	4.150%, 12/15/48	39,554
	GE Capital International Funding Unlimited
500,000	4.418%, 11/15/35	563,175
	General Electric Capital MTN
275,000	6.750%, 03/15/32	366,855
	Johnson Controls International
77,000	4.500%, 02/15/47	89,360
	Waste Management
393,000	4.150%, 07/15/49	475,104
		2,474,971
	Information Technology – 3.1%
	California Institute of Technology
435,000	3.650%, 09/01/19	470,900
	Fiserv
961,000	3.500%, 07/01/29	1,035,543
	Microsoft
462,000	4.500%, 02/06/57	626,210
257,000	4.450%, 11/03/45	335,417
564,000	3.700%, 08/08/46	663,590
	Oracle
606,000	4.000%, 11/15/47	710,264
		3,841,924
	Materials – 0.9%
	Barrick North America Finance LLC
316,000	5.700%, 05/30/41	413,309
	Dow Chemical
148,000	9.400%, 05/15/39	249,733
122,000	4.625%, 10/01/44	139,318
	International Paper
177,000	7.300%, 11/15/39	256,661
		1,059,021
	Real Estate – 1.1%
	American Tower REIT
379,000	3.700%, 10/15/49	395,077
	Camden Property Trust REIT
517,000	3.350%, 11/01/49	551,346
	Simon Property Group REIT
439,000	3.250%, 09/13/49	448,594
		1,395,017

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
January 31, 2020 (unaudited)

Principal Amount ($)		Value $

	Utilities – 5.6%
	Commonwealth Edison
82,000	4.600%, 08/15/43	101,584
840,000	4.000%, 03/01/49	988,597
	Duke Energy Carolinas
222,000	3.875%, 03/15/46	260,061
138,000	3.700%, 12/01/47	156,564
	Duke Energy Indiana
112,000	6.120%, 10/15/35	153,382
	Duke Energy Ohio
822,000	4.300%, 02/01/49	1,020,817
	Duke Energy Progress
185,000	4.200%, 08/15/45	220,986
	Florida Power & Light
175,000	4.050%, 10/01/44	211,270
400,000	3.990%, 03/01/49	481,510
	PacifiCorp
761,000	4.150%, 02/15/50	914,510
	PPL Electric Utilities
80,000	3.950%, 06/01/47	92,845
	Public Service of Colorado
183,000	4.300%, 03/15/44	225,424
267,000	3.800%, 06/15/47	306,613
140,000	3.550%, 06/15/46	152,495
	Sempra Energy
487,000	6.000%, 10/15/39	661,038
162,000	4.000%, 02/01/48	178,981
	Southern
55,000	4.400%, 07/01/46	63,865
	Southwestern Public Service
520,000	4.400%, 11/15/48	650,962
		6,841,504
	TOTAL CORPORATE OBLIGATIONS
	(Cost $42,905,127)	50,761,568

	COMMERCIAL MORTGAGE-BACKED OBLIGATIONS – 3.0%
	BANK, Series 2020-BN25, Class A5
1,102,000	2.649%, 01/15/63	1,138,107
	Benchmark Mortgage Trust, Series 2018-B8, Class A5
960,000	4.232%, 01/15/52	1,113,813
	COMM Mortgage Trust, Series 2018-COR3, Class A3
1,230,000	4.228%, 05/10/51	1,410,656
	TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS
	(Cost $3,614,168)	3,662,576

Principal Amount ($)		Value $

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS – 2.7%
	FHLMC Multifamily Structured Pass Through Certificates, Series K081, Class A2
1,060,000	3.900%, 08/25/28 (4)	1,221,973
	FHLMC Multifamily Structured Pass Through Certificates, Series K101, Class A2
1,900,000	2.524%, 10/25/29	1,993,060
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	(Cost $3,156,164)	3,215,033

	TAXABLE MUNICIPAL BONDS – 2.5%
	California – 1.2%
	California Health Facilities Financing Authority RB
95,000	3.034%, 06/01/34	98,698
155,000	2.984%, 06/01/33	162,144
220,000	2.934%, 06/01/32	230,595
	University of California RB, Series AD
739,000	4.858%, 05/15/12	1,016,879
		1,508,316
	Ohio – 1.0%
	JobsOhio Beverage System RB, Series A
440,000	2.833%, 01/01/38	450,833
	Ohio Turnpike & Infrastructure Commission RB
760,000	3.216%, 02/15/48	768,193
		1,219,026
	Wisconsin – 0.3%
	State of Wisconsin RB
350,000	2.429%, 05/01/31	356,482

	TOTAL TAXABLE MUNICIPAL BONDS
	(Cost $2,773,027)	3,083,824

	SOVEREIGN GOVERNMENTS – 1.5%
	Colombia Government International Bond
486,000	5.200%, 05/15/49	611,145

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
January 31, 2020 (unaudited)

Principal Amount ($)		Value $

	Mexico Government International Bond
1,075,000	4.500%, 01/31/50	1,206,688
	TOTAL SOVEREIGN GOVERNMENTS
	(Cost $1,750,622)	1,817,833
	TOTAL INVESTMENTS IN SECURITIES – 99.2%
	(Cost $104,904,882)	121,243,972
	OTHER ASSETS LESS LIABILITIES – 0.8%	993,500
	NET ASSETS – 100%	$122,237,472

(1)	Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.
(2)	United States Treasury PO STRIPS — Rate disclosed is the effective yield at the time of purchase.
(3)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration normally to qualified institutions.  On January 31, 2020, the value of these securities amounted to $1,358,465, representing 1.1% of the net assets of the Fund.

(4)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

FHLMC — Federal Home Loan Mortgage Corporation
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Corporation
MTN — Medium Term Note
PO — Principal Only
RB — Revenue Bond
REIT — Real Estate Investment Trust
STRIPS — Separately Traded Registered Interest and Principal Securities
USD — United States Dollar
VAR — Variable

The following is a summary of the inputs used as of January 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$58,703,138	$—	$58,703,138
Corporate Obligations	—	50,761,568	—	50,761,568
Commercial Mortgage-Backed Obligations	—	3,662,576	—	3,662,576
U.S. Government Mortgage-Backed Obligations	—	3,215,033	—	3,215,033
Taxable Municipal Bond	—	3,083,824	—	3,083,824
Sovereign Governments	—	1,817,833	—	1,817,833
Total Investments in Securities	$—	$121,243,972	$—	$121,243,972

(1)	For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schroder Total Return Fixed Income Fund

Schedule of Investments
January 31, 2020 (unaudited)

Principal Amount ($)		Value $

	CORPORATE OBLIGATIONS – 35.9%
	Communication Services – 1.9%
	AT&T
200,000	3.400%, 05/15/25	212,210
	Comcast
179,000	3.950%, 10/15/25	197,901
	Verizon Communications
150,000	3.010%, VAR ICE LIBOR USD 3 Month+1.100%, 05/15/25	154,398
	Vodafone Group
260,000	2.833%, VAR ICE LIBOR USD 3 Month+0.990%, 01/16/24	263,518
		828,027
	Consumer Discretionary – 2.4%
	Ford Motor Credit LLC
208,000	4.063%, 11/01/24	214,662
	General Motors Financial
315,000	3.700%, 11/24/20	318,735
300,000	3.250%, 01/05/23	309,009
	L Brands
205,000	6.875%, 11/01/35	205,513
		1,047,919
	Consumer Staples – 3.3%
	Albertsons (1)
17,000	5.875%, 02/15/28	18,147
	Altria Group
146,000	4.800%, 02/14/29	165,474
98,000	4.400%, 02/14/26	108,256
	Anheuser-Busch InBev Worldwide
203,000	4.150%, 01/23/25	223,898
	BAT Capital
65,000	3.557%, 08/15/27	67,978
137,000	3.222%, 08/15/24	142,425
317,000	2.764%, 08/15/22	323,346
	Boston Scientific
116,000	3.450%, 03/01/24	122,655
	CVS Health
243,000	4.300%, 03/25/28	269,265
		1,441,444
	Energy – 3.8%
	Apache
200,000	4.375%, 10/15/28	212,003
	Canadian Natural Resources
171,000	6.250%, 03/15/38	223,063
	Energy Transfer Operating
205,000	3.750%, 05/15/30	209,018
	Engie Energia Chile (1)
200,000	3.400%, 01/28/30	202,200
	Equities
431,000	7.000%, 02/01/30	379,413
	Plains All American Pipeline
235,000	3.550%, 12/15/29	233,696

Principal Amount ($)		Value $

	Williams Partners
200,000	4.300%, 03/04/24	214,795
		1,674,188
	Financials – 18.7%
	AIB Group MTN (1)
400,000	4.263%, VAR ICE LIBOR USD 3 Month+1.874%, 04/10/25	428,244
	AXA Equitable Holdings
244,000	4.350%, 04/20/28	269,876
	Bank of America MTN
304,000	2.884%, VAR ICE LIBOR USD 3 Month+0.012%, 10/22/30	315,390
40,000	2.456%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/25	40,863
	Bank of Ireland Group (1)
265,000	4.500%, 11/25/23	285,031
	Bank of New York Mellon MTN
234,000	1.950%, 08/23/22	235,927
	Banque Federative du Credit Mutuel MTN (1)
210,000	2.700%, 07/20/22	214,476
	Barclays Bank (1)
650,000	10.179%, 06/12/21	719,285
	Camden Property Trust
56,000	3.150%, 07/01/29	60,105
	Capital One Financial
250,000	2.150%, 09/06/22	251,942
	Citigroup
335,000	4.300%, 11/20/26	371,382
295,000	3.200%, 10/21/26	312,370
	Credit Agricole MTN (1)
280,000	2.821%, VAR ICE LIBOR USD 3 Month+1.020%, 04/24/23	283,545
	Credit Suisse Group (1)
250,000	3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/29	271,978
265,000	2.997%, VAR ICE LIBOR USD 3 Month+1.200%, 12/14/23	271,645
	Fifth Third Bancorp
144,000	3.650%, 01/25/24	153,207
257,000	2.375%, 01/28/25	262,214
	GE Capital International Funding Unlimited Co
347,000	3.373%, 11/15/25	368,102
	Goldman Sachs Group
65,000	2.875%, 02/25/21	65,689
	HCP
65,000	3.250%, 07/15/26	68,868
	HSBC Holdings
636,000	2.633%, VAR ICE LIBOR USD 3 Month+1.140%, 11/07/25	646,660

Schroder Total Return Fixed Income Fund

Schedule of Investments
January 31, 2020 (unaudited)

Principal Amount ($)		Value $

	JPMorgan Chase
360,000	3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/25	378,087
195,000	2.700%, 05/18/23	200,431
	Lloyds Banking Group
205,000	2.438%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.000%, 02/05/26	206,362
	Morgan Stanley MTN
200,000	3.950%, 04/23/27	217,909
300,000	3.750%, 02/25/23	316,750
	Royal Bank of Scotland Group
325,000	6.125%, 12/15/22	356,113
	Wells Fargo
215,000	3.069%, 01/24/23	219,802
360,000	2.406%, VAR ICE LIBOR USD 3 Month+0.825%, 10/30/25	365,597
		8,157,850
	Healthcare – 2.6%
	AbbVie (1)
124,000	4.050%, 11/21/39	134,922
324,000	3.200%, 11/21/29	336,469
	Bayer US Finance II LLC (1)
225,000	3.875%, 12/15/23	240,306
	Cardinal Health
130,000	3.079%, 06/15/24	134,835
	CommonSpirit Health
95,000	3.347%, 10/01/29	98,716
	Shire Acquisitions Investments Ireland DAC
195,000	2.400%, 09/23/21	196,725
		1,141,973
	Industrials – 1.3%
	Fly Leasing
230,000	6.375%, 10/15/21	234,025
	General Electric MTN
65,000	3.100%, 01/09/23	67,104
	TransDigm (1)
160,000	6.250%, 03/15/26	172,560
	United Technologies
100,000	3.950%, 08/16/25	110,354
		584,043
	Information Technology – 0.8%
	Apple
315,000	3.000%, 06/20/27	336,617

	Real Estate – 0.7%
	American Tower REIT
179,000	3.700%, 10/15/49	186,593
	Crown Castle International REIT
135,000	3.200%, 09/01/24	141,713
		328,306

Principal Amount ($)		Value $

	Utilities – 0.4%
	Mexico Generadora de Energia (1)
164,064	5.500%, 12/06/32	182,726
	TOTAL CORPORATE OBLIGATIONS
	(Cost $15,062,456)	15,723,093

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS – 26.1%

	Federal Home Loan Mortgage Corporation – 9.1%
	FHLMC
552,381	4.500%, 08/01/48	584,257
375,842	4.500%, 09/01/48	398,571
359,801	4.500%, 12/01/48	380,549
659,797	4.000%, 11/01/48	692,702
368,249	3.500%, 05/01/46	384,839
1,000,000	3.500%, 02/01/50	1,035,851
369,767	3.000%, 06/01/49	378,796
	FHLMC Gold
12,684	4.500%, 10/01/24	13,130
115,795	3.000%, 01/01/43	120,917
		3,989,612

	Federal National Mortgage Association – 11.7%
	FNMA
26,960	5.000%, 10/01/29	29,077
361,083	4.500%, 08/01/48	383,216
591,369	4.500%, 10/01/48	626,658
733,711	4.500%, 11/01/48	776,747
587,416	4.000%, 12/01/47	618,171
445,598	3.500%, 11/01/47	462,650
658,851	3.500%, 11/01/48	679,051
92,611	3.241%, VAR ICE LIBOR USD 12 Month+1.757%, 06/01/42	95,498
71,410	3.000%, 05/01/43	74,338
224,845	3.000%, 06/01/43	234,065
87,859	3.000%, 07/01/43	91,217
997,157	3.000%, 01/01/50	1,020,042
		5,090,730

	Government National Mortgage Association – 5.3%
	GNMA
304,632	5.000%, 10/20/48	322,172
307,940	4.500%, 10/20/48	325,112
773,714	4.000%, 06/20/49	802,151
546,275	3.500%, 04/20/43	574,332
215,297	2.600%, 04/16/54 (2)	220,729

Schroder Total Return Fixed Income Fund

Schedule of Investments
January 31, 2020 (unaudited)

Principal Amount ($)		Value $
	GNMA IO
1,834,172	0.782%, 12/16/51 (2)	85,084
		2,329,580
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	(Cost $11,196,290)	11,409,922

	U.S. TREASURY OBLIGATIONS – 12.9%
	United States Treasury Bonds
95,900	4.625%, 02/15/40	140,554
340,300	4.375%, 05/15/40	484,476
231,000	3.125%, 05/15/48	286,287
188,000	3.000%, 02/15/47	226,731
200,000	3.000%, 05/15/47	241,320
20,000	2.875%, 11/15/46	23,541
90,000	2.750%, 08/15/47	103,904
260,000	2.750%, 11/15/47	300,371
80,000	2.375%, 11/15/49	86,506
553,000	2.250%, 08/15/49	582,162
	United States Treasury Inflation Indexed Bonds
805,800	0.750%, 07/15/28	869,034
	United States Treasury Notes
24,000	3.125%, 11/15/28	27,213
100	2.750%, 08/31/25	107
1,526,000	2.625%, 07/31/20	1,533,749
536,000	2.500%, 02/28/21	541,653
206,000	2.500%, 02/15/22	210,732
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $5,238,544)	5,658,340

	ASSET-BACKED SECURITIES – 10.3%
	CAL Funding III, Series 2017-1A, Class A (1)
306,308	3.620%, 06/25/42	306,472
	Cedar Funding VI CLO, Series 2018-6A, Class AR (1)
645,000	2.909%, VAR ICE LIBOR USD 3 Month+1.090%, 10/20/28	645,324
	Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB4, Class AF1
19,158	5.000%, 03/25/31	19,588
	Dewolf Park CLO, Series 2017-1A, Class A (1)
500,000	3.041%, VAR ICE LIBOR USD 3 Month+1.210%, 10/15/30	499,944
	Goldentree Loan Management, Series 2017-2A, Class A (1)
606,000	2.969%, VAR ICE LIBOR USD 3 Month+1.150%, 11/28/30	605,949

Principal Amount ($)		Value $

	Madison Park Funding XVIII, Series 2017-18A, Class A1R (1)
800,000	3.009%, VAR ICE LIBOR USD 3 Month+1.190%, 10/21/30	800,223
	Madison Park Funding XXVI, Series 2017-26A, Class AR (1)
600,000	2.975%, VAR ICE LIBOR USD 3 Month+1.200%, 07/29/30	599,797
	Octagon Investment Partners 30, Series 2017-1A, Class A1 (1)
250,000	3.139%, VAR ICE LIBOR USD 3 Month+1.320%, 03/17/30	249,868
	Textainer Marine Containers V, Series 2017-1A, Class A (1)
75,212	3.720%, 05/20/42	76,208
	Textainer Marine Containers V, Series 2017-2A, Class A (1)
177,097	3.520%, 06/20/42	178,460
	Towd Point Mortgage Trust, Series 2015-6, Class A1 (1) (2)
34,856	3.500%, 04/25/55	35,428
	Towd Point Mortgage Trust, Series 2017-2, Class A1 (1) (2)
116,738	2.750%, 04/25/57	117,966
	Towd Point Mortgage Trust, Series 2017-3, Class A1 (1) (2)
230,920	2.750%, 07/25/57	234,215
	Towd Point Mortgage Trust, Series 2017-4, Class A1 (1) (2)
123,070	2.750%, 06/25/57	125,356
	TOTAL ASSET-BACKED SECURITIES
	(Cost $4,495,810)	4,494,798

	COLLATERALIZED MORTGAGE OBLIGATIONS – 4.9%
	Flagstar Mortgage Trust, Series 2017-2, Class A5 (1) (2)
481,692	3.500%, 10/25/47	485,748
	Impac Secured Assets Trust, Series 2006-1, Class 2A2
52,363	2.071%, VAR ICE LIBOR USD 1 Month+0.410%, 05/25/36	51,460
	Impac Secured Assets Trust, Series 2006-2, Class 2M1
130,000	2.161%, VAR ICE LIBOR USD 1 Month+0.500%, 08/25/36	130,090
	JPMorgan Mortgage Trust, Series 2015-3, Class A5 (1) (2)
63,764	3.500%, 05/25/45	64,182
	JPMorgan Mortgage Trust, Series 2016-3, Class 1A3 (1) (2)
376,048	3.500%, 10/25/46	385,434

Schroder Total Return Fixed Income Fund

Schedule of Investments
January 31, 2020 (unaudited)

Principal Amount ($)		Value $

	JPMorgan Mortgage Trust, Series 2017-1, Class A4 (1) (2)
78,610	3.500%, 01/25/47	79,690
	JPMorgan Mortgage Trust, Series 2017-3, Class 1A5 (1) (2)
306,298	3.500%, 08/25/47	311,842
	JPMorgan Mortgage Trust, Series 2017-4, Class A5 (1) (2)
272,301	3.500%, 11/25/48	277,219
	Sequoia Mortgage Trust, Series 2015-2, Class A10 (1) (2)
153,109	3.500%, 05/25/45	154,946
	Sequoia Mortgage Trust, Series 2015-3, Class A4 (1) (2)
191,665	3.500%, 07/25/45	193,549
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $2,131,011)	2,134,160

	COMMERCIAL MORTGAGE-BACKED OBLIGATIONS – 2.8%
	BANK, Series BN25, Class A5
332,683	2.649%, 01/15/63	344,091
	Benchmark Mortgage Trust, Series B8, Class A5
360,000	4.232%, 01/15/52	417,680
	BX Commercial Mortgage Trust, Series 2018-IND, Class B (1)
175,000	2.576%, VAR ICE LIBOR USD 1 Month+0.900%, 11/15/35	175,000
	BX Commercial Mortgage Trust, Series 2018-IND, Class C (1)
105,000	2.776%, VAR ICE LIBOR USD 1 Month+1.100%, 11/15/35	105,033
	One Market Plaza Trust, Series 2017-1MKT, Class E (1)
195,000	4.142%, 02/10/32	199,517
	TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS
	(Cost $1,223,582)	1,241,321

	SOVEREIGN GOVERNMENTS – 2.0%
	Argentine Republic Government International Bond
124,000	5.875%, 01/11/28	54,250
	Colombia Government International Bond
216,000	3.000%, 01/30/30	217,836
	Mexico Government International Bond
380,000	3.250%, 04/16/30	386,650

Principal Amount ($)		Value $

	South Africa Government International Bond
200,000	4.850%, 09/27/27	209,056
	TOTAL SOVEREIGN GOVERNMENTS
	(Cost $902,850)	867,792

	TAXABLE MUNICIPAL BONDS – 1.8%
	California – 0.5%
	State Health Facilities Financing Authority RB
90,000	2.864%, 06/01/31	94,368
70,000	2.704%, 06/01/30	72,952
45,000	2.584%, 06/01/29	46,798
		214,118
	New Jersey – 0.3%
	State Economic Development Authority RB, Series A, NATL
90,000	7.425%, 02/15/29	116,923

	Ohio – 0.2%
	American Municipal Power RB, Series B
40,000	8.084%, 02/15/50	73,289

	Pennsylvania – 0.8%
	Philadelphia Authority for Industrial Development RB
350,000	3.964%, 04/15/26	375,263

	TOTAL TAXABLE MUNICIPAL BONDS
	(Cost $722,760)	779,593
	TOTAL INVESTMENTS IN SECURITIES – 96.7%
	(Cost $40,973,303)	42,309,019
	OTHER ASSETS LESS LIABILITIES – 3.3%	1,422,340
	NET ASSETS – 100%	$43,731,359

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration normally to qualified institutions.  On January 31, 2020, the value of these securities amounted to $10,668,905, representing 24.4% of the net assets of the Fund.

(2)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Schroder Total Return Fixed Income Fund

Schedule of Investments
January 31, 2020 (unaudited)

The open futures contracts held by the Fund at January 31, 2020, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	22	Apr-2020	$4,741,331	$4,759,906	$18,575
U.S. 5-Year Treasury Note	32	Apr-2020	3,805,073	3,850,250	45,177
U.S. 10-Year Treasury Note	22	Mar-2020	2,854,200	2,896,438	42,238
U.S. Long Treasury Bond	9	Mar-2020	1,438,692	1,471,781	33,089
U.S. Ultra Long Treasury Bond	3	Mar-2020	566,769	581,063	14,294
			$13,406,065	$13,559,438	$153,373

CLO — Collateralized Loan Obligation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
IO — Interest Only
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Corporation
MTN — Medium Term Note
NATL — National Public Finance Guarantee Corporation
RB — Revenue Bond
REIT — Real Estate Investment Trust
USD — United States Dollar
VAR — Variable Rate

The following is a summary of the inputs used as of January 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$15,723,093	$—	$15,723,093
U.S. Government Mortgage-Backed Obligations	—	11,409,922	—	11,409,922
U.S. Treasury Obligations	—	5,658,340	—	5,658,340
Asset-Backed Securities	—	4,494,798	—	4,494,798
Collateralized Mortgage Obligations	—	2,134,160	—	2,134,160
Commercial Mortgage-Backed Obligations	—	1,241,321	—	1,241,321
Sovereign Governments	—	867,792	—	867,792
Update Asset Type Global Rule for Taxable Municipal Bond	—	779,593	—	779,593
Total Investments in Securities	$—	$42,309,019	$—	$42,309,019

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$153,373	$—	$—	$153,373
Total Other Financial Instruments	$153,373	$—	$—	$153,373

(1)	For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCH-QH-001-0700